Schedule of Geographical Area (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total Revenue	$ 58,377,133	$ 18,397,509
Non-current assets	16,290,999	2,923,638
CANADA
IfrsStatementLineItems [Line Items]
Total Revenue	9,957,573	1,618,765
Non-current assets	6,528,325	879,941
UNITED STATES
IfrsStatementLineItems [Line Items]
Total Revenue	48,419,560	16,778,744
Non-current assets	$ 9,762,674	$ 2,043,697